Note 3 - Advances for Vessels Under Construction and Vessel Acquisition Deposits	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Advances for Vessels under Construction [Text Block]
3.
Advances for Vessels under Construction and Vessel Acquisition Deposits

As of
March 31, 2017
the amount of the advances for vessels under construction amounts to
$9,609
and mainly represents other costs related to the construction of Hull number YZJ
1153.
Within the
first
quarter of
2017,
the Company took delivery of M/V Alexandros P. and M/V Tasos.

Costs
Balance, January 1, 2017	17,753,737
Advances for vessels under construction	668,402
Advances for vessel acquisition	3,810,765
New building vessel delivered during the period	(17,749,847)
Vessel delivered during the period	(4,473,448)
Balance, March 31, 2017	9,609